Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 12 – RELATED PARTY TRANSACTIONS

On March 15, 2018, the non-executive Chairman of the Board of Andina was repaid aggregate outstanding notes payable totaling $661. In addition, $100 was repaid to other employees of Andina who held notes payable with the Company.

On March 15, 2018, in connection with the Mergers, the Company paid Hydra Management, LLC, an affiliate of A. Lorne Weil, an initial shareholder of Andina and the father of B. Luke Weil, a member of the Company’s Board of Directors, $500 as compensation for advisory services in connection with the Mergers.